INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of income before income tax expense
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

PRC	138,755	44,129	9,512
Non-PRC	(1,069)	(201)	3,189
Income before income tax expense	137,686	43,928	12,701

Schedule of income tax expense in the consolidated statements of comprehensive income
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Current tax expense	49,616	36,351	28,770
Deferred tax benefit	(2,022)	(4,251)	(2,298)
Income tax expense	47,594	32,100	26,472

Schedule of reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate, to income before income tax expense
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Computed “expected” tax expense	34,422	10,982	3,175
Effect of tax rate differential	(33)	50	(797)
PRC dividend withholding tax	4,598	2,351	(1,830)
Change in tax rate	-	8,659	-
Non-deductible expenses:
- Disallowed rental expenses	14,190	13,333	13,960
- Penalty charged by the governmental authority	-	1,419	949
- Bad debt write-off	569	194	72
- Disallowed entertainment expense	441	457	435
- Deemed profit method differential	396	328	442
- Withholding taxes on rebate income	367	440	605
- Others	275	115	153
Tax effect from the waiver of intra-group debts subject to tax bureau's approval	-	-	7,666
Reversal of deferred tax liabilities on equity method investment	(6,250)	-	-
Non-taxable income	(1,132)	(1,308)	(1,463)

Provision / (reversal) of unrealized tax credit from intra-group transaction	-	1,601	(1,601)
Investment loss on the dissolution / disposal of PRC subsidiaries	-	(1,250)	(487)
Release of unrecognized tax benefits due to expiration of the statute of limitations	(2,785)	(4,584)	(4,648)
Change in valuation allowance	2,536	(687)	9,841
Actual income tax expense	47,594	32,100	26,472

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities
	December 31,
	2013	2014
	RMB	RMB
Deferred tax assets:
- Tax loss carryforwards	40,621	50,696
- Inventories	3,971	2,958
- Impairment of property and equipment	2,625	3,072
- Accrual for membership reward program	411	-
-Accrual for government grant	250	229
- Accrued expenses	53	-
- Others	2,016	2,230

Total gross deferred tax assets	49,947	59,185
Valuation allowance	(31,894)	(40,807)
Total deferred tax assets	18,053	18,378

Deferred tax liabilities:
- PRC dividend withholding taxes	(15,914)	(14,084)
- Intangible assets	(627)	(627)
Total deferred tax liabilities	(16,541)	(14,711)

Net deferred tax assets	1,512	3,667

Classification on consolidated balance sheets:
Deferred tax assets:
- Current	6,330	2,038
- Non-current	11,723	16,340

Deferred tax liabilities:
- Non-current	(16,541)	(14,711)

Schedule of valuation allowance
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Valuation allowance:

Balance as of January 1	37,405	37,264	31,894
Addition	10,115	9,893	16,848
Deduction	(7,579)	(10,580)	(7,611)
Reversal on expiration of tax loss	(2,677)	(4,683)	(324)
Balance as of December 31	37,264	31,894	40,807

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Balance as at January 1	31,015	36,237	45,843
Additions based on tax positions related to current year	8,007	14,190	20,998
Expiration of the statute of limitations	(2,785)	(4,584)	(4,649)
Balance as at December 31	36,237	45,843	62,192